Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 09, 2016	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Oct. 10, 2016	Dec. 03, 2015
Loss Contingencies [Line Items]
Shares issued (shares)						437,500
Rent expense			$ 361	$ 610
CFGI LLC
Loss Contingencies [Line Items]
Damages sought	$ 200
Creditors Adjustment Bureau
Loss Contingencies [Line Items]
Damages sought			$ 84
Subsequent Event | CFGI LLC
Loss Contingencies [Line Items]
Damages sought	$ 200
Common Stock
Loss Contingencies [Line Items]
Shares issued (shares)		1,013,068
Common Stock | Subsequent Event
Loss Contingencies [Line Items]
Shares issued (shares)					136,304
Gracenote Inc | Common Stock
Loss Contingencies [Line Items]
Shares issued (shares)		357,032
Gracenote Inc | Common Stock | Subsequent Event
Loss Contingencies [Line Items]
Shares issued (shares)		357,032
Recognized gain		$ 593
Settled Litigation | CFGI LLC
Loss Contingencies [Line Items]
Litigation settlement amount		(150)
Settled Litigation | Creditors Adjustment Bureau
Loss Contingencies [Line Items]
Litigation settlement amount		$ (55)